Leases - Schedule of Minimum Lease Payments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	$ 1,419,730
Amount representing implicit interest	(273,603)
Lease obligations	1,146,127	$ 1,454,186	$ 1,244,472
Less than one year [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	380,353
Lease obligations	1,136,420	2,570,053
One to two years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	353,760
Two to three years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	243,591
Three to four years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	225,977
Four to five years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	110,391
More than five years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	105,658
Lease obligations	$ 105,658	$ 352,813